4. STOCKHOLDERS' DEFICIT (Details 2) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
New Issuance - For Cash	2,499,999	8,985,410
Series B Dividends	138,805
Option Exercised	168,558
Repayment of Loan	358,616	26,409,893
Total	3,165,978